SCHEDULE OF OTHER LEASE INFORMATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating Leases
Operating cash flows used in operating leases	$ 39,231	$ 44,872	$ 64,359
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 40,789	$ 123,162	$ 56,747
Weighted-average remaining lease term - operating leases	1 year	2 years 10 months 24 days	1 year 1 month 6 days
Weighted-average discount rate - operating leases	3.375%	3.375%	2.875%